                                  FORM N-SAR
                               SEMI-ANNUAL REPORT
                      FOR REGISTERED INVESTMENT COMPANIES


Report for six month period ending:            /   /    (a)
         or fiscal year ending:            12 /31 /95   (b)

Is this a transition report? (Y/N)    N
                                    -----

Is this an amendment to a previous filing?  (Y/N)    N
                                                   -----

Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.


1.       A.      Registrant Name:  IL Annuity and Insurance Company Separate
                 Account I

         B.      File Number:  811-8964

         C.      Telephone Number: 317/927-6500

2.       A.      Street:  2960 North Meridian Street

         B.      City: Indianapolis      C.      State: IN

         D.  Zip Code:46208           Zip Ext:     E.      Foreign Country:

         Foreign Postal Code:

3.       Is this the first filing on this form by Registrant?  (Y/N)       Y
                                                                         -----

4.       Is this the last filing on this form by Registrant?  (Y/N)        N
                                                                         -----

5.       Is Registrant a small business investment company (SBIC)?  (Y/N)
           N
         -----
         [If answer is "Y" (Yes), complete only items 89 through 110.]

6.       Is Registrant a unit investment trust (UIT)?  (Y/N)      Y
                                                                -----
         [If answer is "Y" (Yes) complete only items 111 through 132.]

7.       A.      Is Registrant a series or multiple portfolio company?  (Y/N)
                   N    [If answer is "N" (No), go to item 8.]
                 -----

         B. How many separate series or portfolios did Registrant have at the end of the period? ___________

                                                         If filing more than one
                                                          Page 47, "X" box: / /
For period ending    12/31/95

File number 811- 8964

UNIT INVESTMENT TRUSTS

111.     A.      [/]      Depositor Name:     IL Annuity and Insurance Company

         B.      [/]      File Number (If any): ________________________________


         C.      [/]      City:  Indianapolis           State:  IN
                          Zip Code: 46208           Zip Ext.:___________________

                 [/]      Foreign Country: _____________________________________
                          Foreign Postal Code: _________________________________

111.     A.      [/]      Depositor Name:_______________________________________

         B.      [/]      File Number (If any):_________________________________

         C.      [/]      City:  _____________________  State:  ________________
                          Zip Code:  _____________  Zip Ext.:  _________________

                 [/]      Foreign Country:  ____________________________________
                          Foreign Postal Code:  ________________________________


112.     A.      [/]      Sponsor Name:_________________________________________

         B.      [/]      File Number (If any):_________________________________

         C.      [/]      City:  _____________________  State:  ________________
                          Zip Code:  _______________  Zip Ext.: ________________

                 [/]      Foreign Country:  ____________________________________
                          Foreign Postal Code:  ________________________________

112.     A.      [/]      Sponsor Name:_________________________________________

         B.      [/]      File Number (If any):_________________________________

         C.      [/]      City:  _____________________  State:  ________________
                          Zip Code:  _____________  Zip Ext.:  _________________

                 [/]      Foreign Country:  ____________________________________
                          Foreign Postal Code:  ________________________________

                                                         If filing more than one
                                                          Page 48, "X" box: / /
For period ending      12/31/95

File number 811-  8964

113.     A.      [/]      Trustee Name: _______________________________________

         B.      [/]      City:  _____________________  State:  _______________
                          Zip Code:  _____________  Zip Ext.:  ________________

                 [/]      Foreign Country:  ___________________________________
                          Foreign Postal Code:  _______________________________

113.     A.      [/]      Trustee Name: _______________________________________

         B.      [/]      City:  _____________________  State:  _______________
                          Zip Code:  _____________  Zip Ext.:  ________________

                 [/]      Foreign Country:  ___________________________________
                          Foreign Postal Code:  _______________________________

114.     A.      [/]      Principal Underwriter Name:    IL Securities, Inc.

         B.      [/]      File Number 8-47499

         C.      [/]      City:  Indianapolis           State: IN
                          Zip Code:  46208          Zip Ext.:  ________________

                 [/]      Foreign Country:  ___________________________________
                          Foreign Postal Code:  _______________________________

114.     A.      [/]      Principal Underwriter Name: _________________________

         B.      [/]      File Number 8-_____________

         C.      [/]      City:  _____________________  State:  _______________
                          Zip Code:  _______________  Zip Ext.:  ______________
                 [/]      Foreign Country:  ___________________________________
                          Foreign Postal Code:  _______________________________

115.     A.      [/]      Independent Public Accountant Name:
                          Ernst & Young, LLP

         B.      [/]      City: Indianapolis          State:   IN
                          Zip Code:   46204         Zip Ext.:  2094

                 [/]      Foreign Country:  ___________________________________
                          Foreign Postal Code:  _______________________________

115.     A.      [/]      Independent Public Accountant Name:  ________________

         B.      [/]      City:  _____________________  State:  _______________
                          Zip Code:  _____________  Zip Ext.:  ________________

                 [/]      Foreign Country:  ___________________________________
                          Foreign Postal Code:  _______________________________

                                                         If filing more than one
                                                          Page 49, "X" box: / /
For period ending 12/31/95

File number 811-  8964

116.     Family of investment companies information:

         A.      [/]      Is Registrant part of a family of investment
                          companies?  (Y/N) ____________________________________        N
                                                                                        Y/N

         B.      [/]      Identify the family in 10 letters: _ _ _ _ _ _ _ _ _ _
                          (Note:  In filing this form, use this identification
                          consistently for all investment companies in family.
                          This designation is for purposes of this form only.)

117.     A.      [/]      Is Registrant a separate account of an insurance
                          company?  (Y/N) ______________________________________        Y
                                                                                        Y/N

         If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?

         B.      [/]      Variable annuity contracts?  (Y/N) ___________________        Y
                                                                                        Y/N

         C.      [/]      Scheduled premium variable life contracts?  (Y/N) ____        N
                                                                                        Y/N

         D.      [/]      Flexible premium variable life contracts?  (Y/N) _____        N
                                                                                        Y/N

         E.      [/]      Other types of insurance products registered under
                          the Securities Act of 1933?  (Y/N) ___________________        N
                                                                                        Y/N

118.     [/]     State the number of series existing at the end of the period that had securities registered under the Securities Act of
                 1933 __________________________________________________________        1

119.     [/]     State the number of new series for which registration
                 statements under the Securities Act of 1933 became effective
                 during the period _____________________________________________        1

120.     [/]     State the total value of the portfolio securities on the date of deposit for the new series included in item 119 ($000's
                 omitted) ______________________________________________________     $287

121.     [/]     State the number of series for which a current prospectus was
                 in existence as the end of the period _________________________        1

122.     [/]     State the number of existing series for which additional units were registered under the Securities Act of 1933 during the
                 current period ________________________________________________        0

                                                         If filing more than one
                                                          Page 50, "X" box: / /
For period ending    12/31/95

File number 811-    8964

123.  [/]  State the total value of the additional units considered in
           answering item 122 ($000's omitted)__________________________________   $      0

124.  [/]  State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed
           in the subsequent series) ($000's omitted)___________________________   $      0

125.  [/]  State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale
           of units of all series of Registrant ($000's omitted)________________   $      0

126.       Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in
           Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent
           series.)  ($000's omitted)___________________________________________   $      0

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                                                      Number of     Total Assets       Total Income
                                                                       Series          ($000's         Distributions
                                                                      Investing       omitted)        ($000's omitted)
                                                                      ---------       --------       -----------------

A.  U.S. Treasury direct issue _________________________________     __________    $ ____________   $ _________________

B.  U.S. Government agency _____________________________________     __________    $ ____________   $ _________________

C.  State and municipal tax-free _______________________________     __________    $ ____________   $ _________________

D.  Public utility debt ________________________________________     __________    $ ____________   $ _________________

E.  Brokers or dealers debt or debt of brokers' or dealers'
    parent _____________________________________________________     __________    $ ____________   $ _________________

F.  All other corporate intermed. & long-term debt _____________     __________    $ ____________   $ _________________

G.  All other corporate short-term debt ________________________     __________    $ ____________   $ _________________

H.  Equity securities of brokers or dealers or parents of
    brokers or dealers _________________________________________     __________    $ ____________   $ _________________

I.  Investment company equity securities _______________________     __________    $ ____________   $ _________________

J.  All other equity securities ________________________________          1        $    287         $        0

K.  Other securities ___________________________________________     __________    $ ____________   $ ________________

L.  Total assets of all series of registrant ___________________     __________         287           _________________

                                                      If filing more than one
                                                       Page 51, "X" box: / /
For period ending    12/31/95
File number 811- 8964

128.  [/]  Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer?  (Y/N) __________________________________________________  N

           [If answer is "N" (No), go to item 131.]                                     Y/N

129.  [/]  Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N) ____________________________ ________________

           [If answer is "N" (No), go to item 131.]                                     Y/N

130.  [/]  In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N)  ______________  ________________
                                                                                        Y/N

131.       Total expenses incurred by all series of Registrant during the
           current reporting period (000's omitted) _________________________ $   0

132.  [/]  List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:


              811 - ____________  811 - ____________    811 - ____________    811 - ____________   811 - ____________

              811 - ____________  811 - ____________    811 - ____________    811 - ____________   811 - ____________

              811 - ____________  811 - ____________    811 - ____________    811 - ____________   811 - ____________

              811 - ____________  811 - ____________    811 - ____________    811 - ____________   811 - ____________

              811 - ____________  811 - ____________    811 - ____________    811 - ____________   811 - ____________

              811 - ____________  811 - ____________    811 - ____________    811 - ____________   811 - ____________

              811 - ____________  811 - ____________    811 - ____________    811 - ____________   811 - ____________

              811 - ____________  811 - ____________    811 - ____________    811 - ____________   811 - ____________

              811 - ____________  811 - ____________    811 - ____________    811 - ____________   811 - ____________


This report is signed on behalf of the Registrant.

City of Indianapolis, State of Indiana.
Date:   February 22      , 1996.

IL Annuity and Insurance Company Separate Account I


By:    /s/Gregory J. Carney                                             Witness:  /s/Margaret M. McKinney
       --------------------------------                                           -------------------------------
Name:  Gregory J. Carney, President and                                 Name:  Margaret M. McKinney, Secretary
       Chief Executive Officer